Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of the Group's significant segment expenses by nature

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Net revenues	8,721,175	8,761,318	8,987,738
Less:
Cost of revenues	(7,268,741)	(7,250,847)	(7,512,076)
Employee benefits expenses	(1,076,605)	(1,013,760)	(993,601)
Logistic expenses(a)	(131,527)	(126,174)	(133,919)
Rental and property management expenses	(177,969)	(152,274)	(129,454)
Share-based payments	(17,393)	(108,516)	(53,817)
Depreciation and amortization	(69,105)	(52,447)	(47,359)
Credit losses, net	(12,756)	(48,900)	(32,868)
Interest expense	(19,343)	(19,003)	(11,350)
Other segment expenses(b)	(252,441)	(256,427)	(212,347)
Income tax expense	(195)	(1,013)	(689)
Segment net loss	(304,900)	(268,043)	(139,742)

Reconciliation of profit or loss
Adjustment and reconciling items	—	—	—
Consolidated net loss	(304,900)	(268,043)	(139,742)

(a)Logistic expenses included outbound shipping costs, inter-warehouse transportation fees, and packaging materials expenditures.

(b)Other segment items included in segment net losses comprised traveling expenses, advertising and promotion expenses, professional services fee, interest and investment income, others, net.

Schedule of estimated useful lives of the various classes of assets

Furniture and office equipment	3 – 5 years
Machinery	5 – 10 years
Vehicles	3 – 5 years
Computer equipment	3 – 5 years
Building	50 years
Leasehold improvement	shorter of remaining lease period and estimated useful life

Schedule of estimated useful lives of intangible assets

Trademarks	10 years
Patent right	10 years
Software	3 – 8 years
Customer relationship	10 years